Information on geographical areas - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Mar. 04, 2022 EUR (€)
Disclosure of income taxes [line items]
Number of operating segments | segment	7
Effective tax rate	29.60%	27.50%	31.50%
Weighted average statutory tax rate	27.50%	24.70%	25.20%
Expenses not deductible for tax purposes	€ 403	€ 201	€ 320
Result before taxation	17,358	8,385	€ 3,399
Impairment on deferred tax assets
Disclosure of income taxes [line items]
Tax impact of other items		€ 26
Impairment of Goodwill
Disclosure of income taxes [line items]
Tax impact of other items	32
Impairment of TTB
Disclosure of income taxes [line items]
Tax impact of other items	€ 165
Netherlands
Disclosure of income taxes [line items]
Effective tax rate	29.00%	31.00%	47.00%
Weighted average statutory tax rate	25.80%	25.00%	25.00%
Netherlands | Dutch bank tax
Disclosure of income taxes [line items]
Expenses not deductible for tax purposes	€ 179	€ 260	€ 169
Netherlands | Impairment of Goodwill
Disclosure of income taxes [line items]
Expenses not deductible for tax purposes			266
Netherlands | Impairment of TMB
Disclosure of income taxes [line items]
Expenses not deductible for tax purposes			€ 230
Austria
Disclosure of income taxes [line items]
Tax impact of other items	(10)
Russia
Disclosure of income taxes [line items]
Credit exposure	300			€ 6,700
Credit exposure recognized	500
Result before taxation	128
Foreign exchange gain	€ 80
Countries other than Russia
Disclosure of income taxes [line items]
Credit exposure				€ 2,500